Non-current Assets - Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	$ 125,316,748
Net book amount	136,303,064	$ 125,316,748
Additions	12,738,596
Depreciation charge	(2,026,273)
Exchange differences	273,993
Property, plant and equipment	136,303,064
Plant and equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	20,868,849
Net book amount	21,242,931	20,868,849
Additions	247,723
Transfers	1,202,607
Depreciation charge	(1,161,347)
Exchange differences	85,098
Property, plant and equipment	21,242,930
Plant and equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount	26,377,716	24,816,965
Plant and equipment | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount	(5,134,785)	(3,948,116)
Leasehold improvements
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	579,110
Net book amount	648,962	579,110
Additions	193,251
Transfers	88,882
Depreciation charge	(212,281)
Property, plant and equipment	648,962
Leasehold improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount	1,430,580	1,148,447
Leasehold improvements | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount	(781,618)	(569,337)
Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	44,839,066
Net book amount	44,421,976	44,839,066
Additions	95,803
Depreciation charge	(652,645)
Exchange differences	139,752
Property, plant and equipment	44,421,976
Buildings | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount	47,847,836	47,602,298
Buildings | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount	(3,425,860)	(2,763,232)
Land
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	2,314,473
Exchange differences	16,356
Property, plant and equipment	2,330,829
Land | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount	2,330,829	2,314,473
Construction work in progress
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	56,715,250
Additions	12,201,819
Transfers	(1,291,489)
Exchange differences	32,787
Property, plant and equipment	67,658,367
Construction work in progress | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount	$ 67,658,366	$ 56,715,250